UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2016

Item 1. Reports to Stockholders

Semiannual report

U.S. equity mutual fund

Delaware Smid Cap Growth Fund

September 30, 2016

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Smid Cap Growth Fund at delawareinvestments.com/literature.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment, and funds management services.

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2016, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from April 1, 2016 to September 30, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2016 to Sept. 30, 2016.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from April 1, 2016 to September 30, 2016 (Unaudited)

Delaware Smid Cap Growth Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	4/1/16	9/30/16	Expense Ratio	4/1/16 to 9/30/16*
Actual Fund return†
Class A	$1,000.00	$1,049.60	1.21%	$6.22
Class C	1,000.00	1,045.30	1.96%	10.05
Class R	1,000.00	1,048.10	1.46%	7.50
Institutional Class	1,000.00	1,050.60	0.96%	4.93
Class R6**	1,000.00	1,045.50	0.84%	3.55
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.00	1.21%	$6.12
Class C	1,000.00	1,015.24	1.96%	9.90
Class R	1,000.00	1,017.75	1.46%	7.38
Institutional Class	1,000.00	1,020.26	0.96%	4.86
Class R6**	1,000.00	1,020.86	0.84%	4.26

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

**	The Class R6 shares commenced operations on May 2, 2016. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during the period for “Actual” are equal to the Class R6 annualized expense ratio, multiplied by the average account value over the period, multiplied by 151/365 (to reflect the actual days since inception).

Security type / sector allocation and top 10 equity holdings

Delaware Smid Cap Growth Fund	As of September 30, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock²	102.87%
Consumer Discretionary	14.28%
Consumer Staples	3.46%
Energy	4.23%
Financial Services	1.96%
Healthcare	23.41%
Industrials	18.47%
Real Estate	3.29%
Technology	33.77%
Short-Term Investments	1.03%
Securities Lending Collateral	9.91%
Total Value of Securities	113.81%
Obligation to Return Securities Lending Collateral	(9.91%)
Liabilities Net of Receivables and Other Assets	(3.90%)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and statement of additional information, the Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940). The Technology sector consisted of auto parts & equipment, computers, diversified financial services, internet, semiconductors, software, and telecommunications. As of Sept. 30, 2016 such amounts, as a percentage of total net assets, were 2.82%, 0.69%, 1.79%, 6.00%, 6.61%, 7.85% and 8.01%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Technology sector for financial reporting purposes may exceed 25%.

Security type / sector allocation and top 10 equity holdings

Delaware Smid Cap Growth Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
United Rentals	5.62%
Intercept Pharmaceuticals	4.81%
Ambarella	4.75%
Acacia Communications	4.05%
Arista Networks	3.96%
ServiceNow	3.92%
Jack in the Box	3.81%
Diamondback Energy	3.53%
Lennox International	3.48%
Amplify Snack Brands	3.46%

Schedule of investments
Delaware Smid Cap Growth Fund	September 30, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 102.87%²

Consumer Discretionary – 14.28%
Bright Horizons Family Solutions †	428,200	$28,642,298
Brunswick	486,275	23,720,494
Jack in the Box	453,500	43,508,790
LGI Homes *†	838,650	30,895,866
lululemon athletica *†	470,025	28,662,125
Wynn Resorts *	79,675	7,761,939

		163,191,512

Consumer Staples – 3.46%
Amplify Snack Brands †	2,439,775	39,524,355

		39,524,355

Energy – 4.23%
Diamondback Energy †	417,575	40,312,691
U.S. Silica Holdings	171,825	8,000,172

		48,312,863

Financial Services – 1.96%
MSCI Class A	267,680	22,469,059

		22,469,059

Healthcare – 23.41%
ABIOMED †	202,768	26,071,909
Adeptus Health Class A *†	690,600	29,730,330
Align Technology †	362,950	34,026,563
Intercept Pharmaceuticals *†	333,850	54,948,371
MiMedx Group †	2,376,850	20,393,373
Neurocrine Biosciences †	761,700	38,572,488
Pacira Pharmaceuticals †	1,060,725	36,298,009
VCA †	392,175	27,444,407

		267,485,450

Industrials – 18.47%
American Woodmark †	478,550	38,556,773
Apogee Enterprises	591,875	26,450,894
HD Supply Holdings †	146,150	4,673,877
Lennox International *	253,325	39,779,625
Trex †	635,800	37,334,176
United Rentals †	818,350	64,232,291

		211,027,636

Real Estate – 3.29%
QTS Realty Trust	711,325	37,593,526

		37,593,526

Technology – 33.77%
Acacia Communications *†	447,750	46,243,620
Ambarella †	737,700	54,302,097

Schedule of investments

Delaware Smid Cap Growth Fund

	Number of shares	Value (U.S. $)

Common Stock² (continued)

Technology (continued)
Arista Networks *†	532,052	$45,266,984
Ellie Mae †	194,479	20,478,639
Inphi †	486,825	21,181,756
Mobileye *†	758,150	32,274,446
Nutanix Class A †	213,825	7,911,525
Paycom Software *†	308,653	15,472,775
Proofpoint *†	197,775	14,803,459
ServiceNow †	565,600	44,767,240
Shutterstock *†	356,715	22,722,745
Splunk †	631,550	37,059,354
Ultimate Software Group †	71,725	14,659,873
Yelp †	209,975	8,755,957

		385,900,470

Total Common Stock (cost $1,045,168,432)		1,175,504,871

	Principal amount°

Short-Term Investments – 1.03%

Discount Notes – 0.11%≠
Federal Home Loan Bank
0.275% 10/12/16	228,864	228,853
0.28% 10/20/16	224,376	224,357
0.30% 11/3/16	224,376	224,336
0.31% 1/25/17	608,397	607,896

		1,285,442

Repurchase Agreements – 0.81%
Bank of America Merrill Lynch 0.39%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $2,549,378 (collateralized by U.S. government obligations 0.125% 4/15/21; market value $2,600,283)	2,549,295	2,549,295
Bank of Montreal 0.38%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $4,248,960 (collateralized by U.S. government obligations 0.00%–4.625% 11/10/16–2/15/45; market value $4,333,802)	4,248,825	4,248,825
BNP Paribas 0.45%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $2,464,972 (collateralized by U.S. government obligations 0.00%–2.625% 10/31/17–8/15/40; market value $2,514,177)	2,464,880	2,464,880

		9,263,000

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

U.S. Treasury Obligation – 0.11%≠
U.S. Treasury Bill 0.231% 10/6/16	1,220,159	$1,220,150

		1,220,150

Total Short-Term Investments (cost $11,768,411)		11,768,592

Total Value of Securities Before Securities Lending Collateral – 103.90% (cost $1,056,936,843)		1,187,273,463

	Number of Shares

Securities Lending Collateral – 9.91%**

Separate Account
Delaware Smid Cap Growth Fund	113,236,547	113,236,547

Total Securities Lending Collateral (cost $113,236,547)		113,236,547

Total Value of Securities – 113.81% (cost $1,170,173,390)		$1,300,510,010■

*	Fully or partially on loan.

**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

≠	The rate shown is the effective yield at the time of purchase.

■	Includes $112,205,559 of securities loaned.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non-income-producing security.

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Smid Cap Growth Fund	September 30, 2016 (Unaudited)

Assets:
Investments, at value[1,2]	$1,175,504,871
Short-term investments, at value[3]	11,768,592
Short-term investments held as collateral for loaned securities, at value[4]	113,236,547
Cash	615
Receivables for investment companies sold	13,879,047
Receivable for fund shares sold	1,148,462
Dividends receivable from investment companies	827,861
Securities lending income receivable	225,640

Total assets	1,316,591,635

Liabilities:
Obligation to return securities lending collateral	113,236,547
Payable for fund shares redeemed	36,140,268
Payable for investment companies purchased	22,974,031
Dividend disbursing and transfer agent fees and expenses payable to affiliates	19,884
Audit and tax fees payable	17,808
Legal fees payable to affiliates	2,516
Investment management fees payable to affiliates	702,310
Other accrued expenses payable	595,783
Distribution fees payable to affiliates	225,689
Accounting and administration expenses payable to affiliates	4,625
Trustees’ fees and expenses payable	3,121
Reports and statements to shareholders payable to affiliates	450

Total liabilities	173,923,032

Total Net Assets	$1,142,668,603

Net Assets Consist of:
Paid-in capital	$660,233,047
Accumulated net investment loss	(2,776,366)
Accumulated net realized gain on investments	354,876,286
Net unrealized appreciation of investments	130,336,620
Net unrealized depreciation of foreign currencies	(984)

Total Net Assets	$1,142,668,603

Net Asset Value
Class A:
Net assets	$789,191,608
Shares of beneficial interest outstanding, unlimited authorization, no par	27,780,899
Net asset value per share	$28.41
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$30.14

Class C:
Net assets	$65,887,555
Shares of beneficial interest outstanding, unlimited authorization, no par	3,356,166
Net asset value per share	$19.63

Class R:
Net assets	$19,470,981
Shares of beneficial interest outstanding, unlimited authorization, no par	719,980
Net asset value per share	$27.04

Institutional Class:
Net assets	$268,116,366
Shares of beneficial interest outstanding, unlimited authorization, no par	7,764,456
Net asset value per share	$34.53

Class R6:
Net assets	$2,093
Shares of beneficial interest outstanding, unlimited authorization, no par	60.60
Net asset value per share	$34.54

[1]Investments, at cost	$1,045,168,432
[2]Including securities on loan	112,205,559
[3]Short-term investments, at cost	11,768,411
[4]Short-term investments held as collateral for loaned securities, at cost	113,236,547

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Smid Cap Growth Fund	Six months ended September 30, 2016 (Unaudited)

Investment Income:
Dividends	$4,246,734
Securities lending income	225,640
Interest	67,711
Foreign tax withheld	(53,845)

4,486,240

Expenses:
Management fees	4,424,820
Distribution expenses — Class A	977,822
Distribution expenses — Class C	332,668
Distribution expenses — Class R	48,362
Dividend disbursing and transfer agent fees and expenses	1,031,071
Accounting and administration expenses	197,858
Reports and statements to shareholders expenses	75,335
Legal fees	73,457
Custodian fees	45,519
Registration fees	44,082
Trustees’ fees and expenses	30,001
Audit and tax fees	17,826
Other	22,705

7,321,526
Less expense paid indirectly	(839)

Total operating expenses	7,320,687

Net Investment Loss	(2,834,447)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$263,744,726
Foreign currencies	(91,755)
Foreign currency exchange contracts	62,484

Net realized gain	263,715,455

Net change in unrealized appreciation (depreciation) of:
Investments	(202,208,870)
Foreign currencies	(4,873)

Net change in unrealized appreciation (depreciation)	(202,213,743)

Net Realized and Unrealized Gain	61,501,712

Net Increase in Net Assets Resulting from Operations	$58,667,265

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Smid Cap Growth Fund

	Six months
	ended
	9/30/16	Year ended
	(Unaudited)	3/31/16

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(2,834,447)	$68,511
Net realized gain	263,715,455	150,959,098
Net change in unrealized appreciation (depreciation)	(202,213,743)	(123,710,496)

Net increase in net assets resulting from operations	58,667,265	27,317,113

Dividends and Distributions to Shareholders from:
Net realized gain:
Class A	—	(81,345,435)
Class C	—	(10,164,060)
Class R	—	(1,983,921)
Institutional Class	—	(37,334,654)

	—	(130,828,070)

Capital Share Transactions:
Proceeds from shares sold:
Class A	15,848,164	32,942,834
Class C	1,703,754	4,104,926
Class R	3,063,664	8,398,941
Institutional Class	37,184,000	143,310,292
Class R6	2,000	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	78,519,296
Class C	—	8,051,879
Class R	—	1,983,903
Institutional Class	—	36,823,008

	57,801,582	314,135,079

	Six months
	ended
	9/30/16	Year ended
	(Unaudited)	3/31/16

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(53,075,337)	$(98,061,309)
Class C	(6,469,092)	(15,133,810)
Class R	(3,285,918)	(7,354,371)
Institutional Class	(217,868,701)	(83,853,253)

	(280,699,048)	(204,402,743)

Increase (decrease) in net assets derived from capital share transactions	(222,897,466)	109,732,336

Net Increase (Decrease) in Net Assets	(164,230,201)	6,221,379

Net Assets:
Beginning of period	1,306,898,804	1,300,677,425

End of period	$1,142,668,603	$1,306,898,804

Accumulated net investment income (loss)	$(2,776,366)	$58,081

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Smid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended			10/1/14
9/30/16[1]		Year ended	to	Year ended

(Unaudited)		3/31/16	3/31/15[2]	9/30/14	9/30/13	9/30/12	9/30/11

$27.040		$29.410	$29.120	$28.960	$24.930	$21.180	$19.650

(0.072)		(0.008)	0.076	(0.106)	(0.064)	(0.070)	0.158
1.442		0.646	4.336	1.345	5.676	4.766	2.515

1.370		0.638	4.412	1.239	5.612	4.696	2.673

—		—	—	—	—	—	(0.205)
—		(3.008)	(4.122)	(1.079)	(1.582)	(0.946)	(0.938)

—		(3.008)	(4.122)	(1.079)	(1.582)	(0.946)	(1.143)

$28.410		$27.040	$29.410	$29.120	$28.960	$24.930	$21.180

4.96%		2.26%	16.02%	4.19%	24.34%	22.54%	13.57%

$789,192		$787,583	$838,620	$779,507	$956,010	$931,398	$706,442
1.21%		1.20%	1.22%	1.19%	1.19%	1.22%	1.32%
1.21%		1.20%	1.22%	1.19%	1.24%	1.25%	1.32%
(0.53%	)	(0.03% )	0.53%	(0.36% )	(0.25% )	(0.29% )	0.68%
(0.53%	)	(0.03% )	0.53%	(0.36% )	(0.30% )	(0.32% )	0.68%
108%		24%	8%	26%	14%	20%	21%

Financial highlights

Delaware Smid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[3]
Net realized and unrealized gain

Total from investment operations.

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

Six months ended			10/1/14
9/30/16[1]		Year ended	to	Year ended

(Unaudited)		3/31/16	3/31/15[2]	9/30/14	9/30/13	9/30/12	9/30/11

$18.760		$21.460	$22.340	$22.620	$19.970	$17.250	$16.210

(0.122)		(0.159)	(0.024)	(0.254)	(0.201)	(0.198)	(0.003)
0.992		0.467	3.266	1.053	4.433	3.864	2.083

0.870		0.308	3.242	0.799	4.232	3.666	2.080

—		—	—	—	—	—	(0.102)
—		(3.008)	(4.122)	(1.079)	(1.582)	(0.946)	(0.938)

—		(3.008)	(4.122)	(1.079)	(1.582)	(0.946)	(1.040)

$19.630		$18.760	$21.460	$22.340	$22.620	$19.970	$17.250

4.53%		1.53%	15.60%	3.39%	23.42%	21.68%	12.77%
$65,888		$67,633	$79,901	$77,021	$88,886	$88,316	$59,513
1.96%		1.95%	1.97%	1.94%	1.94%	1.95%	2.02%
1.96%		1.95%	1.97%	1.94%	1.94%	1.95%	2.02%
(1.28%	)	(0.78% )	(0.22% )	(1.11% )	(1.00% )	(1.02% )	(0.02% )
(1.28%	)	(0.78% )	(0.22% )	(1.11% )	(1.00% )	(1.02% )	(0.02% )
108%		24%	8%	26%	14%	20%	21%

Financial highlights

Delaware Smid Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended			10/1/14
9/30/16[1]		Year ended	to	Year ended

(Unaudited)		3/31/16	3/31/15[2]	9/30/14	9/30/13	9/30/12	9/30/11

$25.770		$28.240	$28.150	$28.100	$24.290	$20.700	$19.240

(0.101)		(0.076)	0.038	(0.175)	(0.125)	(0.123)	0.109
1.371		0.614	4.174	1.304	5.517	4.659	2.455

1.270		0.538	4.212	1.129	5.392	4.536	2.564

—		—	—	—	—	—	(0.166)
—		(3.008)	(4.122)	(1.079)	(1.582)	(0.946)	(0.938)

—		(3.008)	(4.122)	(1.079)	(1.582)	(0.946)	(1.104)

$27.040		$25.770	$28.240	$28.150	$28.100	$24.290	$20.700

4.81%		1.99%	15.85%	3.92%	24.06%	22.29%	13.29%

$19,471		$18,768	$17,416	$16,937	$17,428	$11,764	$4,737
1.46%		1.45%	1.47%	1.44%	1.44%	1.45%	1.52%
1.46%		1.45%	1.47%	1.44%	1.54%	1.55%	1.62%
(0.78%	)	(0.28% )	0.28%	(0.61% )	(0.50% )	(0.52% )	0.48%
(0.78%	)	(0.28% )	0.28%	(0.61% )	(0.60% )	(0.62% )	0.38%
108%		24%	8%	26%	14%	20%	21%

Financial highlights

Delaware Smid Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

Six months ended			10/1/14
9/30/16[1]		Year ended	to	Year ended

(Unaudited)		3/31/16	3/31/15[2]	9/30/14	9/30/13	9/30/12	9/30/11

$32.830		$34.980	$33.890	$33.460	$28.480	$24.010	$22.130

(0.047)		0.075	0.132	(0.040)	(0.001)	(0.006)	0.257
1.747		0.783	5.080	1.549	6.563	5.422	2.824

1.700		0.858	5.212	1.509	6.562	5.416	3.081

—		—	—	—	—	—	(0.263)
—		(3.008)	(4.122)	(1.079)	(1.582)	(0.946)	(0.938)

—		(3.008)	(4.122)	(1.079)	(1.582)	(0.946)	(1.201)

$34.530		$32.830	$34.980	$33.890	$33.460	$28.480	$24.010

5.06%		2.54%	16.13%	4.44%	24.66%	22.90%	13.90%

$268,116		$432,915	$364,740	$337,183	$224,829	$217,946	$134,974
0.96%		0.95%	0.97%	0.94%	0.94%	0.95%	1.02%
0.96%		0.95%	0.97%	0.94%	0.94%	0.95%	1.02%
(0.28%	)	0.22%	0.78%	(0.11% )	0.00%	(0.02% )	0.98%
(0.28%	)	0.22%	0.78%	(0.11% )	0.00%	(0.02% )	0.98%
108%		24%	8%	26%	14%	20%	21%

Financial highlights

Delaware Smid Cap Growth Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	5/2/16[1] to 9/31/16

Net asset value, beginning of period	$33.010

Income (loss) from investment operations:
Net investment loss[2]	(0.016)
Net realized and unrealized gain	1.546

Total from investment operations	1.530

Net asset value, end of period	$34.540

Total return[3]	4.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2
Ratio of expenses to average net assets.	0.84%
Ratio of expenses to average net assets
prior to fees waived	0.84%
Ratio of net investment loss to average net assets	(0.10%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.10%	)
Portfolio turnover	108%	[4]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[4]	Portfolio turnover is representative of the Fund for the six months ended Sept. 30, 2016.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Delaware Smid Cap Growth Fund	September 30, 2016 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Healthcare Fund, Delaware Smid Cap Growth Fund, and Delaware Small Cap Growth Fund. These financial statements and the related notes pertain to Delaware Smid Cap Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees. Class R6 commenced operations on May 2, 2016.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment company securities are valued at net asset value (NAV) per share, as reported by the underlying investment company. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company

Notes to financial statements

Delaware Smid Cap Growth Fund

1. Significant Accounting Policies (continued)

under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Sept. 30, 2012–March 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Sept. 30, 2016, and matured on the next business day.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended Sept. 30, 2016.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Sept. 30, 2016.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Sept. 30, 2016, the Fund earned $839 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of the average daily net assets of the Fund; 0.70% on the next $500 million; 0.65% on the next $1.5 billion; and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments Family of Funds at the

Notes to financial statements

Delaware Smid Cap Growth Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative NAV basis. For the six months ended Sept. 30, 2016, the Fund was charged $29,342 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Sept. 30, 2016, the Fund was charged $127,117 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of Class R shares. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on Oct. 11, 2010. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of: (i) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (ii) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same rate, the blended rate based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Institutional Class and Class R6 shares pay no distribution and service fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Sept. 30, 2016, the Fund was charged $14,068 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Sept. 30, 2016, DDLP earned $17,248 for commissions on sales of the Fund’s Class A shares. For the six months ended Sept. 30, 2016, DDLP received gross CDSC commissions of $35 and $797 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended Sept. 30, 2016 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/ trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended Sept. 30, 2016, the Fund engaged in securities sales of $80,729,002, which resulted in net realized gain of $2,097.

3. Investments

For the six months ended Sept. 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$1,292,872,248
Sales	1,467,287,130

At Sept. 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2016, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

Cost of investments	$1,170,173,390

Aggregate unrealized appreciation of investments	$153,502,033
Aggregate unrealized depreciation of investments	(23,165,413)

Net unrealized appreciation of investments	$130,336,620

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Notes to financial statements

Delaware Smid Cap Growth Fund

3. Investments (continued)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Sept. 30, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$1,175,504,871	$—	$1,175,504,871
Securities Lending Collateral	—	113,236,547	113,236,547
Short-Term Investments	—	11,768,592	11,768,592

Total Value of Securities	$1,175,504,871	$125,005,139	$1,300,510,010

During the six months ended Sept. 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Sept. 30, 2016, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months	Year
	ended	ended
	9/30/16	3/31/16

Shares sold:
Class A	572,650	1,165,233
Class C	87,918	210,130
Class R	116,173	307,945
Institutional Class	1,118,570	4,158,023
Class R6	61	—

Shares issued upon reinvestment of dividends and distributions:
Class A	—	2,928,733
Class C	—	431,968
Class R	—	77,587
Institutional Class	—	1,132,319

	1,895,372	10,411,938

Shares redeemed:
Class A	(1,918,450)	(3,485,814)
Class C	(337,797)	(759,321)
Class R	(124,390)	(274,119)
Institutional Class	(6,542,334)	(2,529,292)

	(8,922,971)	(7,048,546)

Net increase (decrease)	(7,027,599)	3,363,392

Certain shareholders may exchange shares of one class of shares for another class in the same fund. For the six months ended Sept. 30, 2016, and the year ended March 31, 2016, the Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and the “Statements of changes in net assets.”

	Exchange Redemptions		Exchange Subscriptions

	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Six months ended 9/30/16	4,691	—	—	3,862	$126,841
Year ended 3/31/16	5,822	9,271	237	10,151	344,347

Notes to financial statements

Delaware Smid Cap Growth Fund

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.10%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 7, 2016.

The Fund had no amounts outstanding as of Sept. 30, 2016, or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended Sept. 30, 2016, the Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

During the six months ended Sept. 30, 2016, the Fund experienced net realized gains or losses attributable to foreign currency holdings, which is disclosed as “Net realized gain (loss) on foreign currency exchange contracts” on the on the “Statement of operations.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended Sept. 30, 2016.

	Long Derivative		Short Derivative
	Volume		Volume
Foreign currency exchange contracts (average cost)	USD	—	USD 325,304

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At Sept. 30, 2016, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

		Fair Value of
Counterparty	Repurchase Agreements	Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$2,549,295	$(2,549,295)	$—	$(2,549,295)	$—
Bank of Montreal	4,248,825	(4,248,825)	—	(4,248,825)	—
BNP Paribas	2,464,880	(2,464,880)	—	(2,464,880)	—

Total	$9,263,000	$(9,263,000)	$—	$(9,263,000)	$—

Notes to financial statements

Delaware Smid Cap Growth Fund

7. Offsetting (continued)

Securities Lending

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Series, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MLSA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell, or re-pledge the collateral.

As of Sept. 30, 2016, the following table is a summary of the Fund securities lending agreement by counterparty which are subject to offset under MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received	Fair Value of Non-Cash Collateral Received	Net Exposure(a)
The Bank of New York Mellon	$112,205,559	$(113,236,547)	$—	$(1,030,988)

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a NAV per unit of $1.00.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

At Sept. 30, 2016, the values of securities on loan and the values of invested collateral for the Fund are presented below, for which cash collateral was received and invested in accordance with the Lending Agreement. These investments are presented on the “Schedule of investments” under the caption “Securities Lending Collateral.”

Values of	Values of
securities on loan	invested collateral
$112,205,559	$113,236,547

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Notes to financial statements

Delaware Smid Cap Growth Fund

9. Credit and Market Risk (continued)

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended Sept. 30, 2016. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Sept. 30, 2016, there were no Rule 144A securities held by the Fund. Illiquid securities have been identified on the “Schedule of investments.” When monitoring compliance with the Fund’s illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Fund will be considered.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

On Nov. 7, 2016, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit to be used as described in Note 5 and to be operated in substantially the same manner as the agreement described in Note 5, with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 6, 2017.

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2016 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Smid Cap Growth Fund

Board consideration of Delaware Smid Cap Growth Fund investment advisory agreement

At a meeting held on Aug. 17–19, 2016 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Smid Cap Growth Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2016 and included reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds, and the privilege to combine holdings in other Delaware Investments funds

Other Fund information (Unaudited)

Delaware Smid Cap Growth Fund

Board consideration of Delaware Smid Cap Growth Fund investment advisory agreement (continued)

to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2016. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional mid-cap growth funds as selected by Broadridge. The Broadridge comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Board was very satisfied with performance.

Comparative expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b–1 and non-12b–1 service fees. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability

Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Investments Family of Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standardized fee pricing structure. The Board also noted that, as of May 31, 2016, the Fund’s assets exceeded the second breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Investments®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Chief Executive Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Smid Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Fund’s most recent Forms N-Q are available without charge on the Fund’s website at delawareinvestments.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC- 0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com/proxy; and (ii) on the SEC’s website at sec.gov.

Semiannual report

Alternative / specialty mutual fund

Delaware Healthcare Fund

September 30, 2016

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Healthcare Fund at delawareinvestments.com/literature.

Manage your investments online

●	24-hour access to your account information

●	Obtain share prices

●	Check your account balance and recent transactions

●	Request statements or literature

●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment, and funds management services.

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2016, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from April 1, 2016 to September 30, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2016 to Sept. 30, 2016.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
For the six-month period from April 1, 2016 to September 30, 2016 (Unaudited)

Delaware Healthcare Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	4/1/16	9/30/16	Expense Ratio	4/1/16 to 9/30/16*
Actual Fund return†
Class A	$1,000.00	$1,073.70	1.39%	$7.23
Class C	1,000.00	1,069.50	2.14%	11.10
Class R	1,000.00	1,072.30	1.64%	8.52
Institutional Class	1,000.00	1,074.50	1.14%	5.93
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,018.10	1.39%	$7.03
Class C	1,000.00	1,014.34	2.14%	10.81
Class R	1,000.00	1,016.85	1.64%	8.29
Institutional Class	1,000.00	1,019.35	1.14%	5.77

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation and top 10 equity holdings
Delaware Healthcare Fund	As of September 30, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock²	103.45%
Biotechnology	12.65%
Blue Chip Medical Products	54.90%
Healthcare Services	11.31%
Other	17.05%
Small/Mid-Cap Medical Products	7.54%
Rights	0.01%
Total Value of Securities	103.46%
Liabilities Net of Receivables and Other Assets	(3.46%)
Total Net Assets	100.00%

² Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Sanofi	6.80%
Eli Lilly	6.70%
SINA	6.60%
Sanofi ADR	5.12%
Chugai Pharmaceutical	5.10%
Bristol-Myers Squibb	4.69%
GlaxoSmithKline ADR	3.85%
Quest Diagnostics	3.58%
Sohu.com	3.39%
Pfizer	3.34%

3

Schedule of investments

Delaware Healthcare Fund	September 30, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 103.45%²

Biotechnology – 12.65%
Active Biotech †	222,754	$295,312
Alder Biopharmaceuticals †	70,000	2,293,900
Aralez Pharmaceuticals †	150,000	727,500
Array BioPharma †	330,000	2,227,500
Dyax @=†	400,000	444,000
Epizyme †	20,000	196,800
Foundation Medicine †	80,000	1,868,000
Genomic Health †	55,000	1,590,600
ImmunoGen †	930,000	2,492,400
Intercept Pharmaceuticals †	5,000	822,950
Ligand Pharmaceuticals Class B †	65,000	6,633,900
MacroGenics †	40,000	1,196,400
Mirati Therapeutics †	80,000	528,800
Momenta Pharmaceuticals †	80,000	935,200
Myriad Genetics †	65,000	1,337,700
Neurocrine Biosciences †	130,000	6,583,200
Regeneron Pharmaceuticals †	20,000	8,040,400
Regulus Therapeutics †	50,000	165,000
Seattle Genetics †	130,000	7,021,300
uniQure †	80,000	612,000
Vanda Pharmaceuticals †	130,000	2,163,200
Vascular Biogenics †	330,000	1,722,600
Vertex Pharmaceuticals †	25,000	2,180,250
Xencor †	55,000	1,346,950
XOMA †	800,000	367,200

		53,793,062

Blue Chip Medical Products – 54.90%
AbbVie	130,000	8,199,100
Amgen	80,000	13,344,800
AstraZeneca	100,000	6,475,187
AstraZeneca ADR	100,000	3,286,000
Baxter International	86,744	4,129,014
Becton, Dickinson and Co.	9,324	1,675,803
Biogen †	15,000	4,695,450
Boston Scientific †	500,000	11,900,000
Bristol-Myers Squibb	370,000	19,950,400
Chugai Pharmaceutical	600,000	21,686,519
Eli Lilly & Co.	355,000	28,492,300
Gilead Sciences	150,000	11,868,000
GlaxoSmithKline ADR	380,000	16,389,400
Merck & Co.	5,000	312,050
Pfizer	420,000	14,225,400

4

	Number of shares	Value (U.S. $)

Common Stock² (continued)

Blue Chip Medical Products (continued)
Sanofi	380,000	$28,937,359
Sanofi ADR	570,000	21,768,300
Shire @	40,014	2,563,697
Shire ADR	559	108,368
Stryker	20,000	2,328,200
UCB	80,000	6,192,460
Zimmer Biomet Holdings	38,000	4,940,760

		233,468,567

Healthcare Services – 11.31%
Aetna	70,000	8,081,500
Anthem	60,000	7,518,600
DaVita †	60,000	3,964,200
PharMerica †	80,000	2,245,600
Quest Diagnostics	180,000	15,233,400
Quorum Health †	20,250	126,967
Tenet Healthcare †	100,000	2,266,000
UnitedHealth Group	62,000	8,680,000

		48,116,267

Other – 17.05%
Changyou.com ADR †	100,000	2,725,000
Cia de Minas Buenaventura ADR †	115,300	1,595,752
Fannie Mae †	1,300,000	2,197,000
Federal Home Loan Mortgage †	1,300,000	2,041,000
Intrepid Potash †	375,000	423,750
Kinross Gold †	400,000	1,684,000
News Class B	700,600	9,962,532
Pacific Biosciences of California †	230,000	2,060,800
SINA †	380,000	28,055,400
Sohu.com @†	325,818	14,417,447
TIM Participacoes ADR	600,000	7,344,000

		72,506,681

Small/Mid-Cap Medical Products – 7.54%
Avon Products	190,000	1,075,400
Durect †	47,425	65,921
Halozyme Therapeutics †	304,800	3,681,984
MorphoSys †	260,000	10,888,898
Mylan †	187,000	7,128,440
Perrigo	100,000	9,233,000

		32,073,643

Total Common Stock (cost $381,156,614)		439,958,220

5

Schedule of investments
Delaware Healthcare Fund

	Number of shares	Value (U.S. $)

Rights – 0.01%

Ambit Bioscience @=†	76,500	$45,900

Total Rights (cost $0)		45,900

Total Value of Securities – 103.46% (cost $381,156,614)		$440,004,120

@	Illiquid security. At Sept. 30, 2016, the aggregate value of illiquid securities was $17,471,044, which represents 4.11% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Sept. 30, 2016, the aggregate value of fair valued securities was $489,900, which represents 0.11% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

†	Non-income-producing security.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

6

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Statement of assets and liabilities
Delaware Healthcare Fund	September 30, 2016 (Unaudited)

Assets:
Investments, at value[1]	$440,004,120
Receivable for securities sold	1,896,275
Dividends and interest receivable	703,693
Receivable for fund shares sold	220,997

Total assets	442,825,085

Liabilities:
Cash overdraft	13,646,288
Payable for fund shares redeemed	1,962,429
Payable for securities purchased	1,139,124
Other accrued expenses	339,713
Investment management fees payable to affiliates	302,325
Distribution fees payable to affiliates	102,000
Trustees’ fees and expenses payable	1,085
Audit and tax fees payable	17,809
Dividend disbursing and transfer agent fees and expenses payable to affiliates	7,175
Accounting and administration expenses payable to affiliates	1,669
Legal fees payable to affiliates	875
Reports and statements to shareholders expenses payable to affiliates	163

Total liabilities	17,520,655

Total Net Assets	$425,304,430

Net Assets Consist of:
Paid-in capital	$340,038,792
Accumulated net investment income	396,366
Accumulated net realized gain on investments	26,030,391
Net unrealized appreciation of investments	58,847,506
Net unrealized depreciation of foreign currencies	(8,625)

Total Net Assets	$425,304,430

8

Net Asset Value
Class A:
Net assets	$192,793,890
Shares of beneficial interest outstanding, unlimited authorization, no par	9,733,910
Net asset value per share	$19.81
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$21.02

Class C:
Net assets	$70,453,191
Shares of beneficial interest outstanding, unlimited authorization, no par	3,719,803
Net asset value per share	$18.94

Class R:
Net assets	$5,883,551
Shares of beneficial interest outstanding, unlimited authorization, no par	300,478
Net asset value per share	$19.58

Institutional Class:
Net assets	$156,173,798
Shares of beneficial interest outstanding, unlimited authorization, no par	7,843,162
Net asset value per share	$19.91

[1]Investments, at cost	$381,156,614

See accompanying notes, which are an integral part of the financial statements.

9

Statement of operations
Delaware Healthcare Fund	Six months ended September 30, 2016 (Unaudited)

Investment Income:
Dividends	$7,042,999
Interest	2
Foreign tax withheld	(369,289)

6,673,712

Expenses:
Management fees	1,894,561
Distribution expenses — Class A	254,140
Distribution expenses — Class C	371,619
Distribution expenses — Class R	14,913
Dividend disbursing and transfer agent fees and expenses	257,225
Custodian fees	193,870
Accounting and administration expenses	70,783
Reports and statements to shareholders expenses	34,597
Registration fees	34,412
Legal fees	18,310
Audit and tax fees	18,161
Trustees’ fees and expenses	10,691
Other	11,884

3,185,166
Less expense paid indirectly	(422)

Total operating expenses	3,184,744

Net Investment Income	3,488,968

10

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$3,626,194
Foreign currencies	(51,995)
Foreign currency exchange contracts	67,639

Net realized gain	3,641,838

Net change in unrealized appreciation (depreciation) of:
Investments	24,513,897
Foreign currencies	(3,757)
Foreign currency exchange contracts	(8,504)

Net change in unrealized appreciation (depreciation)	24,501,636

Net Realized and Unrealized Gain	28,143,474

Net Increase in Net Assets Resulting from Operations	$31,632,442

See accompanying notes, which are an integral part of the financial statements.

11

Statements of changes in net assets
Delaware Healthcare Fund

	Six months ended 9/30/16 (Unaudited)	Year ended 3/31/16

Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,488,968	$1,046,889
Net realized gain	3,641,838	41,641,548
Net change in unrealized appreciation (depreciation)	24,501,636	(58,017,730)

Net increase (decrease) in net assets resulting from operations	31,632,442	(15,329,293)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	(1,823,109)
Class C	—	(82,732)
Class R	—	(31,661)
Institutional Class	—	(1,970,545)

Net realized gain:
Class A	—	(14,487,784)
Class C	—	(5,555,462)
Class R	—	(360,345)
Institutional Class	—	(11,974,846)

	—	(36,286,484)

Capital Share Transactions:
Proceeds from shares sold:
Class A	29,048,779	67,165,426
Class C	2,962,191	21,404,861
Class R	1,052,600	3,735,509
Institutional Class	25,906,394	65,941,886

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	15,673,196
Class C	—	4,283,157
Class R	—	392,004
Institutional Class	—	11,834,779

	58,969,964	190,430,818

12

	Six months ended 9/30/16 (Unaudited)	Year ended 3/31/16

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(48,041,953)	$(80,850,210)
Class C	(11,251,835)	(19,683,035)
Class R	(1,458,569)	(3,397,791)
Institutional Class	(37,876,758)	(81,607,460)

	(98,629,115)	(185,538,496)

Increase (decrease) in net assets derived from capital share transactions	(39,659,151)	4,892,322

Net Decrease in Net Assets	(8,026,709)	(46,723,455)

Net Assets:
Beginning of period	433,331,139	480,054,594

End of period	$425,304,430	$433,331,139

Accumulated net investment income (loss)	$396,366	$(3,092,602)

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights

Delaware Healthcare Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended		10/1/14
9/30/16[1]	Year ended	to	Year ended
(Unaudited)	3/31/16	3/31/15[2]	9/30/14	9/30/13	9/30/12	9/30/11

$18.460	$20.360	$20.610	$17.190	$11.940	$10.350	$10.410

0.156	0.050	0.006	0.001	(0.007)	0.059	(0.006)
1.194	(0.438)	1.828	3.839	5.294	2.288	0.606

1.350	(0.388)	1.834	3.840	5.287	2.347	0.600

—	(0.169)	(0.012)	—	(0.037)	(0.002)	(0.009)
—	(1.343)	(2.072)	(0.420)	—	(0.755)	(0.651)

—	(1.512)	(2.084)	(0.420)	(0.037)	(0.757)	(0.660)

$19.810	$18.460	$20.360	$20.610	$17.190	$11.940	$10.350

7.37%	(2.45% )	9.31%	22.68%	44.50%	23.96%	5.89%

$192,794	$197,138	$218,427	$185,734	$165,780	$41,425	$36,584
1.39%	1.37%	1.36%	1.35%	1.38%	1.55%	1.60%
1.39%	1.37%	1.36%	1.35%	1.43%	1.63%	1.85%
1.60%	0.25%	0.06%	0.01%	(0.05% )	0.52%	(0.06% )
1.60%	0.25%	0.06%	0.01%	(0.10% )	0.44%	(0.31% )
12%	46%	19%	60%	29%	88%	101%

15

Financial highlights

Delaware Healthcare Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended		10/1/14
9/30/16[1]	Year ended	to	Year ended
(Unaudited)	3/31/16	3/31/15[2]	9/30/14	9/30/13		9/30/12	9/30/11

$17.720	$19.600	$19.970	$16.800	$11.710		$10.240	$10.370

0.080	(0.098)	(0.066)	(0.139)	(0.117)		(0.026)	(0.089)
1.140	(0.419)	1.768	3.729	5.207		2.251	0.610

1.220	(0.517)	1.702	3.590	5.090		2.225	0.521

—	(0.020)	—	—	—		—	—
—	(1.343)	(2.072)	(0.420)	—		(0.755)	(0.651)

—	(1.363)	(2.072)	(0.420)	—		(0.755)	(0.651)

$18.940	$17.720	$19.600	$19.970	$16.800		$11.710	$10.240

6.95%	(3.17% )	8.92%	21.77%	43.47%		22.96%	5.11%
$70,453	$73,715	$76,558	$62,398	$28,557		$5,446	$4,930
2.14%	2.12%	2.11%	2.10%	2.13%		2.30%	2.35%
2.14%	2.12%	2.11%	2.10%	2.13%		2.33%	2.55%
0.85%	(0.50% )	(0.69% )	(0.74% )	(0.80%	)	(0.23% )	(0.81% )
0.85%	(0.50% )	(0.69% )	(0.74% )	(0.80%	)	(0.26% )	(1.01% )
12%	46%	19%	60%	29%		88%	101%

17

Financial highlights

Delaware Healthcare Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended		10/1/14
9/30/16[1]	Year ended	to	Year ended
(Unaudited)	3/31/16	3/31/15[2]	9/30/14	9/30/13	9/30/12	9/30/11

$18.270	$20.170	$20.450	$17.100	$11.870	$10.320	$10.400

0.131	(0.001)	(0.019)	(0.046)	(0.044)	0.030	(0.036)
1.179	(0.438)	1.811	3.816	5.281	2.275	0.607

1.310	(0.439)	1.792	3.770	5.237	2.305	0.571

—	(0.118)	—	—	(0.007)	—	—
—	(1.343)	(2.072)	(0.420)	—	(0.755)	(0.651)

—	(1.461)	(2.072)	(0.420)	(0.007)	(0.755)	(0.651)

$19.580	$18.270	$20.170	$20.450	$17.100	$11.870	$10.320

7.23%	(2.71% )	9.17%	22.46%	44.15%	23.60%	5.60%
$5,883	$5,878	$5,713	$4,506	$2,360	$773	$293
1.64%	1.62%	1.61%	1.60%	1.63%	1.80%	1.85%
1.64%	1.62%	1.61%	1.60%	1.73%	1.93%	2.15%
1.35%	0.00%	(0.19% )	(0.24% )	(0.30% )	0.27%	(0.31% )
1.35%	0.00%	(0.19% )	(0.24% )	(0.40% )	0.14%	(0.61% )
12%	46%	19%	60%	29%	88%	101%

19

Financial highlights

Delaware Healthcare Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended		10/1/14
9/30/16[1]	Year ended	to	Year ended
(Unaudited)	3/31/16	3/31/15[2]	9/30/14	9/30/13	9/30/12	9/30/11

$18.530	$20.440	$20.700	$17.230	$11.960	$10.370	$10.430

0.182	0.101	0.031	0.050	0.031	0.086	0.022
1.198	(0.447)	1.843	3.840	5.304	2.290	0.602

1.380	(0.346)	1.874	3.890	5.335	2.376	0.624

—	(0.221)	(0.062)	—	(0.065)	(0.031)	(0.033)
—	(1.343)	(2.072)	(0.420)	—	(0.755)	(0.651)

—	(1.564)	(2.134)	(0.420)	(0.065)	(0.786)	(0.684)

$19.910	$18.530	$20.440	$20.700	$17.230	$11.960	$10.370

7.45%	(2.20% )	9.49%	23.00%	44.86%	24.26%	6.13%

$156,174	$156,600	$179,357	$186,791	$85,535	$8,566	$8,643
1.14%	1.12%	1.11%	1.10%	1.13%	1.30%	1.35%
1.14%	1.12%	1.11%	1.10%	1.13%	1.33%	1.55%
1.85%	0.50%	0.31%	0.26%	0.20%	0.77%	0.19%
1.85%	0.50%	0.31%	0.26%	0.20%	0.74%	(0.01% )
12%	46%	19%	60%	29%	88%	101%

21

Notes to financial statements
Delaware Healthcare Fund	September 30, 2016 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Healthcare Fund, Delaware Smid Cap Growth Fund, and Delaware Small Cap Growth Fund. These financial statements and the related notes pertain to Delaware Healthcare Fund (Fund). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term capital growth through capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite

22

distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Sept. 30, 2012–March 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At Sept. 30, 2016, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The Fund is an investment company, whose financials statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are

23

Notes to financial statements
Delaware Healthcare Fund

1. Significant Accounting Policies (continued)

paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Sept. 30, 2016.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Sept. 30, 2016, the Fund earned $422 under this agreement.

During the six months ended Sept. 30, 2016, the Fund frequently maintained a negative cash balance with its custodian, which is considered a form of borrowing or leverage. If the Fund maintains a negative cash balance and the Fund’s investments decrease in value, the Fund’s losses will be greater than if the Fund did not maintain a negative cash balance. The Fund is required to pay interest to the custodian on negative cash balances. During the six months ended Sept. 30, 2016, the Fund incurred approximately $158,142 in overdraft fees at an average rate of 9.53%, and this fee is included on the “Statement of operations” under “Custodian fees.” During the six months ended Sept. 30, 2016, the Fund had an average outstanding overdraft balance of 0.37% based on the average net assets.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of the average daily net assets of the Fund; 0.80% on the next $500 million; 0.75% on the next $1.5 billion; and 0.70% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees

24

payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative net asset value (NAV) basis. For the six months ended Sept. 30, 2016, the Fund was charged $10,499 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. For the six months ended Sept. 30, 2016, the Fund was charged $45,479 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Sept. 30, 2016, the Fund was charged $4,933 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Sept. 30, 2016, DDLP earned $34,432 for commissions on sales of the Fund’s Class A shares. For the six months ended Sept. 30, 2016, DDLP received gross CDSC commissions of $4,856 on redemptions of the Fund’s Class C shares, and this commission was entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended Sept. 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$57,753,919
Sales	98,862,637

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Notes to financial statements
Delaware Healthcare Fund

3. Investments (continued)

At Sept. 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2016, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

Cost of investments	$381,156,614

Aggregate unrealized appreciation of investments	$105,106,921
Aggregate unrealized depreciation of investments	(46,259,415)

Net unrealized appreciation of investments	$58,847,506

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Sept. 30, 2016:

Securities	Level 1	Level 2	Level 3	Total
Common Stock
Biotechnology	$53,053,750	$295,312	$444,000	$53,793,062
Blue Chip Medical Products	170,177,042	63,291,525	—	233,468,567
Healthcare Services	48,116,267	—	—	48,116,267
Other	72,506,681	—	—	72,506,681
Small/Mid-Cap Medical Products	21,184,745	10,888,898	—	32,073,643
Rights	—	—	45,900	45,900

Total Value of Securities	$365,038,485	$74,475,735	$489,900	$440,004,120

During the six months ended Sept. 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

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Notes to financial statements
Delaware Healthcare Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	ended	ended
	9/30/16	3/31/16
Shares sold:
Class A	1,503,441	3,270,473
Class C	159,621	1,067,587
Class R	54,608	188,062
Institutional Class	1,334,153	3,225,489

Shares issued upon reinvestment of dividends and distributions:
Class A	—	792,777
Class C	—	225,192
Class R	—	20,021
Institutional Class	—	596,511

	3,051,823	9,386,112

Shares redeemed:
Class A	(2,449,584)	(4,110,903)
Class C	(600,336)	(1,037,739)
Class R	(75,866)	(169,612)
Institutional Class	(1,940,345)	(4,148,498)

	(5,066,131)	(9,466,752)

Net decrease	(2,014,308)	(80,640)

Certain shareholders of Class A and Class C shares may exchange their shares for Institutional Class shares. For the six months ended Sept. 30, 2016, and the year ended March 31, 2016, the Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table above and the “Statements of changes in net assets.”

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Six months ended 9/30/16	72,829	—	—	—	72,484	$1,402,120
Year ended 3/31/16	1,403	4,386	593	595	5,586	$125,669

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or

28

emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.10%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 7, 2016.

The Fund had no amounts outstanding as of Sept. 30, 2016, or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended Sept. 30, 2016, the Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

During the six months ended Sept. 30, 2016, the Fund experienced net realized gains or losses attributable to foreign currency holdings, which is disclosed as “Net realized gain (loss) on foreign currency exchange contracts” on the “Statement of operations.”

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Notes to financial statements
Delaware Healthcare Fund

6. Derivatives (continued)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended Sept. 30, 2016.

	Long Derivative		Short Derivative
	Volume		Volume
Foreign currency exchange contracts (average cost)	USD	8,697	USD	—

7. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a NAV per unit of $1.00.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral

30

shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Sept. 30, 2016, the Fund had no securities out on loan.

8. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund is a nondiversified fund that concentrates its investments in the healthcare industry and is subject to the risks associated with that industry. The value of the Fund’s shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s

31

Notes to financial statements
Delaware Healthcare Fund

8. Credit and Market Risk (continued)

Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Sept. 30, 2016, there were no Rule 144A securities held by the Fund. Illiquid securities have been identified on the “Schedule of investments.” When monitoring compliance with the Fund’s illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Fund will be considered.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

On Nov. 7, 2016, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit to be used as described in Note 5 and to be operated in substantially the same manner as the agreement described in Note 5, with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 6, 2017.

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2016 that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information (Unaudited)

Delaware Healthcare Fund

Board consideration of Delaware Healthcare Fund investment advisory agreement

At a meeting held on Aug. 17–19, 2016 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Healthcare Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2016 and included reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds, and the privilege to combine holdings in other Delaware Investments funds

33

Other Fund information (Unaudited)
Delaware Healthcare Fund

Board consideration of Delaware Healthcare Fund investment advisory agreement (continued)

to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2016. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional health/ biotechnology funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3- and 5-year periods was in the second quartile and third quartile, respectively, of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b–1 and non-12b–1 service fees. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting services, which had created an opportunity for a

34

further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Investments Family of Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that, due to the unique nature of investing in the healthcare industry, the fee under the Fund’s management contract did not fall within the standardized fee pricing structure. The Board also noted that, as of May 31, 2016, the Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders.

35

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Investments ®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Chief Executive Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Healthcare Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Fund’s most recent Forms N-Q are available without charge on the Fund’s website at delawareinvestments.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC- 0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com/proxy; and (ii) on the SEC’s website at sec.gov.

36

Semiannual report

U.S. equity mutual fund

Delaware Small Cap Growth Fund

September 30, 2016

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Small Cap Growth Fund at delawareinvestments.com/literature.

Manage your investments online

●	24-hour access to your account information

●	Obtain share prices

●	Check your account balance and recent transactions

●	Request statements or literature

●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment, and funds management services.

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2016, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the period from June 30, 2016* to September 30, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 30, 2016* to Sept. 30, 2016.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the period from June 30, 2016* to September 30, 2016 (Unaudited)

Delaware Small Cap Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Annualized Expense Ratio	Expenses Paid During Period 4/1/16 to 9/30/16

Actual Fund return*
Class A	$1,000.00	$1,158.80	1.30%	$3.58
Class C	1,000.00	1,156.50	2.05%	5.63
Class R	1,000.00	1,157.70	1.55%	4.26
Institutional Class	1,000.00	1,158.80	1.05%	2.89

Hypothetical 5% return (5% return before expenses)**
Class A	$1,000.00	$1,018.55	1.30%	$6.58
Class C	1,000.00	1,014.79	2.05%	10.35
Class R	1,000.00	1,017.30	1.55%	7.84
Institutional Class	1,000.00	1,019.80	1.05%	5.32

*	The Fund commenced operations on June 30, 2016. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 93/365 (to reflect the actual days since inception).

**	“Expenses Paid During Period” for “Hypothetical” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2

Security type / sector allocation and top 10 equity holdings
Delaware Small Cap Growth Fund	As of September 30, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock²	98.45%
Consumer Discretionary	13.99%
Consumer Staples	6.67%
Energy	6.47%
Healthcare	15.10%
Industrials	15.90%
Information Technology	36.78%
Real Estate	2.23%
Telecommunication Services.	1.31%
Short-Term Investments	0.39%
Securities Lending Collateral	9.00%
Total Value of Securities	107.84%
Obligation to Return Securities Lending Collateral	(9.00%)
Receivables and Other Assets Net of Liabilities	1.16%
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Amplify Snack Brands	4.89%
Inphi	4.56%
Nutanix Class A	4.49%
Yelp	4.43%
Ambarella	4.34%
LGI Homes	4.19%
Proofpoint	4.08%
Intercept Pharmaceuticals	4.05%
Acacia Communications	3.81%
American Woodmark	3.80%

3

Schedule of investments
Delaware Small Cap Growth Fund	September 30, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 98.45%²

Consumer Discretionary – 13.99%
Five Below †	520	$20,951
Jack in the Box	1,140	109,372
LGI Homes †	6,735	248,117
MarineMax †	10,325	216,309
Ollie’s Bargain Outlet Holdings *†	8,175	214,267
Shake Shack Class A *†	580	20,109

		829,125

Consumer Staples – 6.67%
Amplify Snack Brands †	17,870	289,494
elf Beauty *†	3,760	105,731

		395,225

Energy – 6.47%
Carrizo Oil & Gas †	4,805	195,179
U.S. Silica Holdings	4,045	188,335

		383,514

Healthcare – 15.10%
Adeptus Health Class A *†	4,620	198,891
Align Technology †	1,370	128,437
Intercept Pharmaceuticals †	1,458	239,972
MiMedx Group †	17,440	149,635
Pacira Pharmaceuticals †	5,195	177,773

		894,708

Industrials – 15.90%
American Woodmark †	2,795	225,193
Apogee Enterprises	2,735	122,227
H&E Equipment Services @	12,585	210,925
Trex †	3,230	189,666
United Rentals †	2,475	194,263

		942,274

Information Technology – 36.78%
Acacia Communications *†	2,185	225,667
Ambarella †	3,490	256,899
Arista Networks †	2,410	205,043
Inphi †	6,210	270,197
LogMein	2,405	217,388
MaxLinear Class A †	1,775	35,979
Nutanix Class A †	7,190	266,030
Paylocity Holding †	4,445	197,625
Proofpoint *†	3,230	241,765
Yelp *†	6,295	262,501

		2,179,094

4

	Number of shares	Value (U.S. $)

Common Stock² (continued)

Real Estate – 2.23%
QTS Realty Trust	2,505	$132,389

		132,389

Telecommunication Services – 1.31%
Cogent Communications Holdings	2,110	77,669

		77,669

Total Common Stock (cost $5,137,678)		5,833,998

	Principal amount°

Short-Term Investments – 0.39%

Discount Notes – 0.10%≠
Federal Home Loan Bank
0.287% 11/10/16	2,994	2,994
0.31% 1/25/17	2,929	2,927

		5,921

Repurchase Agreements – 0.29%
Bank of America Merrill Lynch 0.39%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $4,678 (collateralized by U.S. government obligations 0.125% 4/15/21; market value $4,772)	4,678	4,678
Bank of Montreal 0.38%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $7,798 (collateralized by U.S. government obligations 0.00%–4.625% 11/10/16–2/15/45; market value $7,954)	7,798	7,798
BNP Paribas 0.45%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $4,524 (collateralized by U.S. government obligations 0.00%–2.625% 10/31/17–8/15/40; market value $4,614)	4,524	4,524

		17,000

Total Short-Term Investments (cost $22,919)		22,921

Total Value of Securities Before Securities Lending Collateral – 98.84%
(cost $5,160,597)		5,856,919

5

Schedule of investments

Delaware Small Cap Growth Fund

	Number of shares	Value (U.S. $)

Securities Lending Collateral – 9.00%**

Separate Account
Delaware Small Cap Growth Fund	533,199	$533,199

Total Securities Lending Collateral (cost $533,199)		533,199

Total Value of Securities – 107.84% (cost $5,693,796)		$6,390,118■

*	Fully or partially on loan.

**	See Note 7 in “Notes to financial statements” for additional information on securities lending collateral.

@	Illiquid security. At Sept. 30, 2016, the aggregate value of illiquid securities was $210,925, which represents 3.56% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

≠	The rate shown is the effective yield at the time of purchase.

■	Includes $528,536 of securities loaned.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non-income-producing security.

See accompanying notes, which are an integral part of the financial statements.

6

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Statement of assets and liabilities
Delaware Small Cap Growth Fund	September 30, 2016 (Unaudited)

Assets:
Investments, at value[1,2]	$5,833,998
Short-term investments, at value[3]	22,921
Short-term investments held as collateral for loaned securities, at value[4]	533,199
Receivable for securities sold	294,614
Prepaid expenses	49,052
Receivable from investment manager	21,740
Receivable for fund shares sold	8,000
Securities lending income receivable	2,422
Dividends and interest receivable	1,204
Cash	787

Total assets	6,767,937

Liabilities:
Obligation to return securities lending collateral	533,199
Payable for securities purchased	298,139
Audit and tax fees payable	10,886
Dividend disbursing and transfer agent fees and expenses payable to affiliates	96
Accounting and administration expenses payable to affiliates	22
Distribution fees payable to affiliates	20
Trustees’ fees and expenses payable	15
Legal fees payable to affiliates	10
Reports and statements to shareholders expenses payable to affiliates	2

Total liabilities	842,389

Total Net Assets	$5,925,548

Net Assets Consist of:
Paid-in capital	$5,067,427
Accumulated net investment loss	(6,274)
Accumulated net realized gain on investments	168,073
Net unrealized appreciation of investments	696,322

Total Net Assets	$5,925,548

8

Net Asset Value
Class A:
Net assets	$66,821
Shares of beneficial interest outstanding, unlimited authorization, no par	6,716
Net asset value per share	$9.95
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$10.56

Class C:
Net assets	$13,873
Shares of beneficial interest outstanding, unlimited authorization, no par	1,405
Net asset value per share	$9.87

Class R:
Net assets	$5,877
Shares of beneficial interest outstanding, unlimited authorization, no par	591
Net asset value per share	$9.94

Institutional Class:
Net assets	$5,838,977
Shares of beneficial interest outstanding, unlimited authorization, no par	586,474
Net asset value per share	$9.96

[1]Investments, at cost	$5,670,877
[2]Including securities on loan	528,536
[3]Short-term investments, at cost	22,919
[4]Short-term investments held as collateral for loaned securities, at cost	533,199

See accompanying notes, which are an integral part of the financial statements.

9

Statement of operations
Delaware Small Cap Growth Fund	June 30, 2016* to September 30, 2016 (Unaudited)

Investment Income:
Dividends	$5,842
Securities lending income	2,422
Interest	263

8,527

Expenses:
Management fees	10,570
Distribution expenses — Class A	21
Distribution expenses — Class C	14
Distribution expenses — Class R	7
Registration fees	17,456
Audit and tax fees	10,886
Reports and statements to shareholders expenses	8,960
Legal fees	8,359
Custodian fees	998
Dividend disbursing and transfer agent fees and expenses	660
Accounting and administration expenses	443
Trustees’ fees and expenses	57
Other	3,125

61,556
Less expenses waived	(46,755)

Total operating expenses	14,801

Net Investment Loss	(6,274)

Net Realized and Unrealized:
Net realized gain on investments	168,073
Net unrealized appreciation of investments	696,322

Net Realized and Unrealized Gain	864,395

Net Increase in Net Assets Resulting from Operations	$858,121

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

10

Statements of changes in net assets

Delaware Small Cap Growth Fund

6/30/16* to 9/30/16 (Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(6,274)
Net realized gain	168,073
Net unrealized appreciation	696,322

Net increase in net assets resulting from operations	858,121

Capital Share Transactions:
Proceeds from shares sold:
Class A	64,340
Class C	13,025
Class R	5,026
Institutional Class	4,985,036

Increase in net assets derived from capital share transactions	5,067,427

Net Increase in Net Assets	5,925,548

Net Assets:
End of period	$5,925,548

Accumulated net investment loss	$(6,274)

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

11

Financial highlights

Delaware Small Cap Growth Fund

Selected data for each share of the Fund outstanding throughout the period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain

Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

12

Class A 6/30/16[1] to 9/30/16		Class C 6/30/16[1] to 9/30/16		Class R 6/30/16[1] to 9/30/16		Institutional Class 6/30/16[1] to 9/30/16
$8.500		$8.500		$8.500		$8.500

(0.017)		(0.035)		(0.023)		(0.011)
1.467		1.405		1.463		1.471

1.450		1.370		1.440		1.460

$9.950		$9.870		$9.940		$9.960

15.88%		15.65%		15.77%		15.88%

$67		$14		$6		$5,839
1.30%		2.05%		1.55%		1.05%
4.62%		5.37%		4.87%		4.37%
(0.69%	)	(1.44%	)	(0.94%	)	(0.44%	)
(4.01%	)	(4.76%	)	(4.26%	)	(3.76%	)
57%		57%		57%		57%

13

Notes to financial statements
Delaware Small Cap Growth Fund	September 30, 2016 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Healthcare Fund, Delaware Small Cap Growth Fund, and Delaware Smid Cap Growth Fund. These financial statements and the related notes pertain to Delaware Small Cap Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 (1940 Act), as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment company securities are valued at net asset value (NAV) per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will

14

be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Sept. 30, 2016, and matured on the next business day.

Use of Estimates — The Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the period June 30, 2016* through Sept. 30, 2016.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” There were no earnings credits for the period June 30, 2016* through Sept. 30, 2016.

* Date of commencement of operations.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment

15

Notes to financial statements
Delaware Small Cap Growth Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund; 0.70% on the next $500 million; 0.65% on the next $1.5 billion; and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.05% of the Fund’s average daily net assets from June 30, 2016* through July 29, 2017. These waivers and reimbursements may only be terminated by agreement DMC and the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative NAV basis. For the period June 30, 2016* through Sept. 30, 2016, the Fund was charged $66 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. For the period June 30, 2016* through Sept. 30, 2016, the Fund was charged $285 for these services. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fees of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of Class R shares. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that

16

provide legal, tax, and regulatory reporting services to the Fund. For the period June 30, 2016* through Sept. 30, 2016, the Fund was charged $546 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the period June 30, 2016* through Sept. 30, 2016, DDLP earned $148 for commissions on sales of the Fund’s Class A shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the period June 30, 2016* through Sept. 30, 2016, were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the period June 30, 2016* through Sept. 30, 2016, the Fund engaged in securities sales of $20,724, which resulted in net realized gain of $0.

* Date of commencement of operations.

3. Investments

For the period June 30, 2016* through Sept. 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$8,109,599
Sales	3,139,994

At Sept. 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2016, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$5,693,796

Aggregate unrealized appreciation of investments	$766,850
Aggregate unrealized depreciation of investments	(70,528)

Net unrealized appreciation of investments	$696,322

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market

17

Notes to financial statements
Delaware Small Cap Growth Fund

3. Investments (continued)

participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Sept. 30, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$5,833,998	$—	$5,833,998
Securities Lending Collateral	—	533,199	533,199
Short-Term Investments	—	22,921	22,921

Total Value of Securities	$5,833,998	$556,120	$6,390,118

During the period June 30, 2016* through Sept. 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Sept. 30, 2016, there were no Level 3 investments.

* Date of commencement of operations.

18

4. Capital Shares

Transactions in capital shares were as follows:

6/30/16* to 9/30/16
Shares sold:
Class A	6,716
Class C	1,405
Class R	592
Institutional Class	586,474

595,187

Shares redeemed:
Class R	(1)

(1)

Net increase	595,186

* Date of commencement of operations.

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.10%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 7, 2016.

The Fund had no amounts outstanding as of Sept. 30, 2016, or at any time during the period then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master

19

Notes to financial statements
Delaware Small Cap Growth Fund

6. Offsetting (continued)

Agreement (ISDA Master Agreement) or similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

At Sept. 30, 2016, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$ 4,678	$(4,678)	$—	$(4,678)	$—
Bank of Montreal	7,798	(7,798)	—	(7,798)	—
BNP Paribas	4,524	(4,524)	—	(4,524)	—

Total	$17,000	$(17,000)	$—	$(17,000)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

7. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

20

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a NAV per unit of $1.00. Under the previous investment guidelines, the Collective Trust was permitted to invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust would generally have a dollar-weighted average portfolio maturity of 60 days or less.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

At Sept. 30, 2016, the values of securities on loan and the values of invested collateral for the Fund are presented below, for which cash collateral was received and invested in accordance with the Lending Agreement. These investments are presented on the “Schedules of investments” under the caption “Securities Lending Collateral.”

Values of securities on loan	Values of invested collateral
$528,536	$533,199

21

Notes to financial statements
Delaware Small Cap Growth Fund

8. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Sept. 30, 2016, there were no Rule 144A securities held by the Fund. Illiquid securities have been identified on the “Schedule of investments.” When monitoring compliance with the Fund’s illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Fund will be considered.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

On Nov. 7, 2016, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit to be used as described in Note 5 and to be operated in substantially the same manner as the agreement described in Note 5, with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 6, 2017.

Management has determined that no other material events or transactions occurred subsequent to Sept. 30, 2016, that would require recognition or disclosure in the Fund’s financial statements.

22

Other Fund information (Unaudited)

Delaware Small Cap Growth Fund

Board consideration of Delaware Small Cap Growth Fund investment advisory agreement

At a meeting held on Feb. 23–25, 2016 (the “Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved an Investment Advisory Agreement for Delaware Small Cap Growth Fund (the “Fund”). In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services to be provided by DMC to the Fund and its shareholders. In doing so, the Board drew on its extensive knowledge of the comparable services provided by DMC to other funds in the Delaware Investments® Family of Funds complex. In reviewing the nature, extent, and quality of services, the Board noted that DMC will furnish to the Board reports throughout the year at regular Board meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and DDLP (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s portfolio management team and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Delaware Investments fund matters. The Board also noted the benefits that will be provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds, and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board evaluated and found satisfactory the investment performance information provided relating to the strategies managed by the Delaware Small/Mid Cap Growth Team, which are similar to the Fund’s proposed strategy. The Board also noted the small cap growth expertise of the Delaware Small/Mid Cap Growth Team.

Comparative expenses. The Board considered management fee and total expense comparison data, including applicable fee waivers and expense reimbursements, for the Fund, as presented in the Board materials. The Board was satisfied with the proposed management fee and total expenses of the Fund.

Management profitability. The Board considered the level of potential profits to be realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed certain pro forma expense information for the Fund included in the Board materials. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from Delaware Investments fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of Delaware Investments fund brokerage to improve trading efficiencies. The

23

Other Fund information (Unaudited)

Delaware Small Cap Growth Fund

Board consideration of Delaware Small Cap Growth Fund investment advisory agreement (continued)

Board found that the proposed level of management fees was reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of scale. The Trustees considered whether economies of scale are expected to be realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees considered the standardized advisory fee pricing and structure approved by the Board, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that the fee of 75 basis points (for assets under management up to $500 million) under the Fund’s proposed management contract is consistent with the complex’s standard fee structure for special domestic equity funds. Management believed, and the Board agreed, that the Fund was priced with an appropriate management fee.

24

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Investments®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Chief Executive Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers
David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President, General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Small Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com/proxy; and (ii) on the SEC’s website at sec.gov.

25

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

PwC has informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being considered independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm. PwC has informed the Trust that PwC has relationships with lenders who hold or own more than ten percent of the shares of certain funds within the Delaware Investments® Family of Funds. These relationships call into question PwC’s independence under the Loan Rule with respect to those funds, as well as all other funds in the complex. The SEC has granted no-action relief to another fund complex in circumstances that appear to be substantially similar to the Trust’s (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)). In addition, PwC has advised the Trust’s Audit Committee that PwC believes that under the facts and circumstances surrounding PwC’s lending relationships, its ability to exercise objective and impartial judgment in connection with its audit engagement with the Trust has not been impaired and that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion. If in the future, however, the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Trust will need to take other action in order for the Trust’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Finally, the SEC has indicated that its no-action relief will expire 18 months from its issuance, after which PwC and the Delaware Investments Family of Funds will no longer be able rely on the letter unless its term is extended or made permanent by the SEC Staff.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS IV

/s/ Shawn K. Lytle
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Shawn K. Lytle
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 5, 2016

/s/ Richard Salus
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 5, 2016